Intangible Assets and Goodwill - Narrative (Details)		3 Months Ended		12 Months Ended
	Mar. 31, 2019 CAD ($)	Jun. 30, 2020 CAD ($) year	Dec. 31, 2019 CAD ($)	Jun. 30, 2020 CAD ($) year	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 928,432,000		$ 928,432,000	$ 3,172,550,000
Impairment loss recognised in profit or loss, intangible assets and goodwill				2,544,144,000	9,002,000
Impairment loss recognised in profit or loss, property, plant and equipment				148,234,000
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles		173,400,000		173,400,000	319,100,000
Goodwill		890,300,000		890,300,000	3,200,000,000
U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Goodwill		$ 38,200,000		38,200,000	0
Impairment loss recognised in profit or loss, goodwill				0
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				0	0
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				0	0
Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 152,300,000
Impairment loss recognised in profit or loss, property, plant and equipment			8,800,000
European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment			7,000,000
Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			12,800,000
Patient Consulting CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			2,500,000
Recoverable amount of CGU			500,000
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				105,345,000	0
Permits and licenses | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				100,400,000	4,000,000
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill					$ 3,890,000
Impairment loss recognised in profit or loss, goodwill				$ 2,285,081,000
Permits and licenses | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 143,400,000
Forecast period | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets | year		5		5
Terminal growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Terminal growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Terminal growth rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Terminal growth rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.030
Terminal growth rate | Goodwill | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030		0.030
Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.115
Discount rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.318
Discount rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.150
Discount rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets			0.140
Discount rate | Goodwill | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.203		0.203
Horizontally Integrated Businesses
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ (1,100,000)
Impairment loss recognised in profit or loss, goodwill	$ (3,900,000)
Cannabis
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of CGU		$ 3,700,000,000	$ 4,700,000,000	$ 3,700,000,000
Impairment loss recognised in profit or loss, goodwill		$ (1,520,000,000)	$ 762,200,000
Cannabis | Terminal growth rate | Goodwill
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030		0.030	0.030
Cannabis | Discount rate | Goodwill
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.161		0.161	0.135